International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of condensed statements of cash flows of Parent Company

(Dollars in Thousands)

	2021	2020	2019
Operating activities:
Net income	$253,922	$167,319	$205,104
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	—	27	—
Unrealized (gain) loss on equity securities with readily determinable fair values	(51)	22	(16)
Stock compensation expense	506	743	980
(Decrease) increase in other liabilities	(8,084)	2,467	(58)
Equity in undistributed net income of subsidiaries	(168,603)	(41,641)	(84,234)
Net cash provided by operating activities	77,690	128,937	121,776
Investing activities:
Net decrease (increase) in notes receivable	1,549	—	(12,100)
(Decrease) increase in other assets and other investments	(11,787)	31,289	5,915
Net cash (used in) provided by investing activities	(10,238)	31,289	(6,185)
Financing activities:
Redemption of long-term debt	—	—	(25,774)
Proceeds from stock transactions	2,414	542	1,923
Payments of cash dividends - common	(72,838)	(69,928)	(68,670)
Purchase of treasury stock	(716)	(48,878)	(17,845)
Net cash used in financing activities	(71,140)	(118,264)	(110,366)
(Decrease) increase in cash	(3,688)	41,962	5,225
Cash at beginning of year	66,252	24,290	19,065
Cash at end of year	$62,564	$66,252	$24,290